Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2019 AUD ($) shares	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	$ 13,807					$ 14,454
Provisions recorded	$ 911					$ 1,918	$ 2,400
Number of shares issued | shares	1,957,000,000	1,957,000,000	1,957,000,000			1,934,000,000	1,934,000,000
Tax Loss Offset [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 100	R$ 500
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,500	10,100
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,000	R$ 3,900
Grupo Modelo Tax Matters [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300
Interest Deduction On SAB Acquistions [Member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	100
Tax assessment amount	200		$ 0.3
Income taxes paid (refund), classified as financing activities	$ 47
Ambev [member] | Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Number of shares issued | shares	172,831,574	172,831,574	172,831,574
Percentage of shares issued diluted	1.00%
Claim on dividends of shares	$ 250	R$ 1,000
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,000	4,200
Ambev [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	(900)	3,600
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	1,800	7,200
Estimate of possible loss	13	52
Tax Assessment During 2005 [member] | Ambev [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,200	4,800
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,500	10,000
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300	1,100
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	600	2,200
Tax Assessment in April 2016 [member] | Ambev [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100	600
Tax Assessment in 2014 and 2015 [member] | Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	400	1,700
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	600	2,300
Rio de Janeiro [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100	500
Minas Gerais [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,900	7,700
Provisions recorded	2	8
State Of Pernambuco [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	500	2,000
Provisions recorded	$ 1	R$ 5
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Deposits				$ 76	€ 68